EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
EQUITY [Abstract]
Volatility	42.00%		52.00%	57.00%
Risk-free interest rate	0.75%		2.07%	2.76%
Dividend yield	0.00%		0.00%	0.00%
Post-vesting cancellation rate	9.50%	[1]	7.00%	7.00%
Suboptimal exercise factor	2	[2]	2.5	2.8
Expected life (in years)	4 years 10 months 2 days		5 years 6 months 11 days	5 years 3 months 18 days

[1]	The post-vest cancellation rate was calculated on a monthly basis and is presented on an annual basis.
[2]	The ratio of the stock price to strike price at the time of exercise of the option.